Financial instruments (Details 11) - CHF (SFr) SFr in Millions	Dec. 31, 2015	Dec. 31, 2014
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 1,967	SFr 2,887
Redeemable	1,907	2,300
Total fair value	3,874	5,187
Unfunded commitments	450	615
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	464	612
Redeemable attributable to non-controlling interest	9	138
Unfunded commitments attributable to non-controlling interest	SFr 176	185
High end of period of time, in years, that the underlying assets of non-redeemable funds are expected to be liquidated	10
Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 81	109
Redeemable	1,600	1,906
Total fair value	1,681	2,015
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	7
Redeemable	0	106
Total fair value	2	113
Unfunded commitments	0	0
Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	79	102
Redeemable	1,606	1,842
Total fair value	1,685	1,944
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	40.00%	42.00%
Percentage of investment subject to monthly redemption	23.00%	16.00%
Percentage of investment subject to quarterly redemption	6.00%	14.00%
Percentage of investment subject to annual redemption	31.00%	28.00%
Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 0	SFr 0
Redeemable	(6)	(42)
Total fair value	(6)	(42)
Unfunded commitments	0	0
Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,886	2,778
Redeemable	307	394
Total fair value	2,193	3,172
Unfunded commitments	450	615
Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	184	296
Redeemable	111	237
Total fair value	295	533
Unfunded commitments	SFr 1	SFr 1
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	5.00%
Percentage of investment subject to monthly redemption	3.00%
Percentage of investment subject to quarterly redemption	87.00%	87.00%
Percentage of investment subject to annual redemption	5.00%	11.00%
Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 1,042	SFr 1,286
Redeemable	0	0
Total fair value	1,042	1,286
Unfunded commitments	349	394
Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	660	1,196
Redeemable	196	157
Total fair value	856	1,353
Unfunded commitments	100	220
Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	184	296
Redeemable	76	187
Total fair value	260	483
Unfunded commitments	1	1
Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	11	17
Redeemable	0	0
Total fair value	11	17
Unfunded commitments	17	15
Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	0	0
Total fair value	0	0
Unfunded commitments	0	0
Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	437	585
Redeemable	0	0
Total fair value	437	585
Unfunded commitments	115	123
Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	282	302
Redeemable	0	0
Total fair value	282	302
Unfunded commitments	76	98
Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	35	50
Total fair value	35	50
Unfunded commitments	0	0
Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	312	382
Redeemable	0	0
Total fair value	312	382
Unfunded commitments	141	158
Bank
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,958	2,869
Redeemable	1,907	2,300
Total fair value	3,865	5,169
Unfunded commitments	449	614
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Nonredeemable attributable to non-controlling interest	464	612
Redeemable attributable to non-controlling interest	9	138
Unfunded commitments attributable to non-controlling interest	176	185
Bank | Funds held in trading assets and liabilities
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	81	109
Redeemable	1,600	1,906
Total fair value	1,681	2,015
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Debt funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	2	7
Redeemable	0	106
Total fair value	2	113
Unfunded commitments	0	0
Bank | Funds held in trading assets and liabilities | Equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	79	102
Redeemable	1,606	1,842
Total fair value	1,685	1,944
Unfunded commitments	SFr 0	SFr 0
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	40.00%	42.00%
Percentage of investment subject to monthly redemption	23.00%	16.00%
Percentage of investment subject to quarterly redemption	6.00%	14.00%
Percentage of investment subject to annual redemption	31.00%	28.00%
Bank | Funds held in trading assets and liabilities | Equity funds sold short
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 0	SFr 0
Redeemable	(6)	(42)
Total fair value	(6)	(42)
Unfunded commitments	0	0
Bank | Funds held in other investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	1,877	2,760
Redeemable	307	394
Total fair value	2,184	3,154
Unfunded commitments	449	614
Bank | Funds held in other investments | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	184	296
Redeemable	111	237
Total fair value	295	533
Unfunded commitments	SFr 1	SFr 1
Investments, Fair Value Calculated Using Net Asset Value, Additional Disclosures
Percentage of investment subject to on demand redemption	5.00%
Percentage of investment subject to monthly redemption	3.00%
Percentage of investment subject to quarterly redemption	87.00%	87.00%
Percentage of investment subject to annual redemption	5.00%	11.00%
Bank | Funds held in other investments | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	SFr 1,033	SFr 1,268
Redeemable	0	0
Total fair value	1,033	1,268
Unfunded commitments	348	393
Bank | Funds held in other investments | Equity method investments
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	660	1,196
Redeemable	196	157
Total fair value	856	1,353
Unfunded commitments	100	220
Bank | Funds held in other investments | Debt funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	184	296
Redeemable	76	187
Total fair value	260	483
Unfunded commitments	1	1
Bank | Funds held in other investments | Debt funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	11	17
Redeemable	0	0
Total fair value	11	17
Unfunded commitments	17	15
Bank | Funds held in other investments | Equity funds | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	0	0
Total fair value	0	0
Unfunded commitments	0	0
Bank | Funds held in other investments | Equity funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	428	567
Redeemable	0	0
Total fair value	428	567
Unfunded commitments	114	122
Bank | Funds held in other investments | Real estate funds | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	282	302
Redeemable	0	0
Total fair value	282	302
Unfunded commitments	76	98
Bank | Funds held in other investments | Others | Hedge funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	0	0
Redeemable	35	50
Total fair value	35	50
Unfunded commitments	0	0
Bank | Funds held in other investments | Others | Private equity funds
Schedule of Investments, Fair Value Calculated Using Net Asset Value
Non-redeemable	312	382
Redeemable	0	0
Total fair value	312	382
Unfunded commitments	SFr 141	SFr 158